Significant equity transactions, mergers and acquisitions and investments - Equity investments and others (Details) ¥ / shares in Units, ¥ in Millions, $ in Millions, $ in Millions	1 Months Ended																							2 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Oct. 31, 2019 USD ($)	Sep. 30, 2019 USD ($) employee	Jul. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)	May 31, 2019 CNY (¥) ¥ / shares	May 31, 2019 HKD ($)	Mar. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Jul. 31, 2018 CNY (¥)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Apr. 30, 2018 CNY (¥)	Apr. 30, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Jan. 31, 2018 CNY (¥)	Jan. 31, 2018 HKD ($)	Oct. 31, 2017 CNY (¥)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Aug. 31, 2014	Dec. 31, 2019 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2018 USD ($)	Mar. 31, 2014	Mar. 31, 2020 USD ($)	Oct. 31, 2019 CNY (¥)	Sep. 30, 2019 CNY (¥) employee	Sep. 30, 2019 USD ($) employee	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Jan. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 HKD ($)	Oct. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Aug. 31, 2017 CNY (¥)
Investment
Gain in interest and investment income, net																									¥ 71,561	$ 10,106
Ant Group
Investment
Equity interest (as a percent)																																	33.00%	33.00%
Profit Share Payments
Investment
Amounts earned by the Company																									3,835		¥ 517	¥ 3,444
Profit Share Payments | Ant Group
Investment
Amounts earned by the Company																									3,835		517	3,444
Additional fee, as a percentage of pre-tax income																														37.50%
A-RT Retail Holdings Limited | Sun Art
Investment
Equity interest held in subsidiary (as a percentage)																																						51.00%	51.00%
SAPA | Pre-emptive rights | Ant Group | Maximum
Investment
Consideration to be received from related party | $																																		$ 1,500
SAPA | Corporate governance provisions | Ant Group
Investment
Number of officers or employees | employee																																	2	2
Number of officers nominated | employee				2
2014 IPLA | Profit Share Payments | Ant Group
Investment
Amounts earned by the Company																									3,835		517	3,444
Additional fee, as a percentage of pre-tax income																							37.50%
Meinian
Investment
Equity interest (as a percent)		14.00%																						14.00%
Purchase consideration																								¥ 6,700
Allocated to net assets acquired		¥ 191																						191								¥ 1,630
Meinian | Amortizable intangible assets
Investment
Difference between equity method carrying amount and underlying equity in net assets		2,573																						2,573
Meinian | Goodwill
Investment
Difference between equity method carrying amount and underlying equity in net assets		4,579																						4,579								4,290
Meinian | Deferred tax liabilities
Investment
Difference between equity method carrying amount and underlying equity in net assets		¥ 643																						¥ 643								¥ 116
AliExpress Russia Joint Venture
Investment
Equity interest (as a percent)																																56.00%
Purchase consideration | $			$ 100
AliExpress Russia Joint Venture | Amortizable intangible assets
Investment
Difference between equity method carrying amount and underlying equity in net assets																																¥ 2,325
AliExpress Russia businesses
Investment
Deconsolidation gain																									¥ 10,300
Ant Group
Investment
Equity interest (as a percent)																									33.00%						33.00%		33.00%	33.00%
Deferred tax effect																									¥ 19,700
Ant Group | SAPA
Investment
Equity interest (as a percent)																									33.00%						33.00%		33.00%	33.00%
Cost of equity interest																																	¥ 90,700
Gain in interest and investment income, net																									¥ 71,600
Deferred tax effect																									19,700
Other cost reimbursement																									600
Ant Group | Amortizable intangible assets | SAPA
Investment
Difference between equity method carrying amount and underlying equity in net assets																																	24,500
Ant Group | Equity investments | SAPA
Investment
Difference between equity method carrying amount and underlying equity in net assets																																	¥ 5,300
China TransInfo
Investment
Percentage of equity interest acquired						15.00%
Cash consideration						¥ 3,595
Red Star
Investment
Percentage of equity interest acquired							2.00%	2.00%
Cash consideration for subscription of exchangeable bonds							¥ 4,359
Exchangeable bonds term (in years)							5 years	5 years
Initial price of bonds exchangeable into ordinary shares | ¥ / shares							¥ 12.28
Total consideration							¥ 390	$ 447
STO Express
Investment
Principal amount of loan									¥ 5,000																		¥ 5,000
Maturity term of loan (in years)									3 years
Equity interest (as a percent)					14.70%
Total consideration					¥ 10,000
Term to exercise options (in years)					3 years
Unrealized loss relating to options																									¥ 1,766
STO Express | Call Option One
Investment
Percentage of equity interest the Company may elect to acquire					31.30%
STO Express | Call Option Two
Investment
Percentage of equity interest the Company may elect to acquire					16.10%
STO Express | Investment vehicle controlled by the controlling shareholder
Investment
Equity interest (as a percent)					29.90%
Investment vehicle controlled by the controlling shareholder
Investment
Percentage of equity interest acquired					49.00%
Cash consideration					¥ 4,700
Investment vehicle controlled by the controlling shareholder | Call Option One
Investment
Percentage of equity interest the Company may elect to acquire					51.00%
Focus Media
Investment
Percentage of equity interest acquired																											7.00%
Cash consideration																											¥ 10,700
Commitment made by the Company to invest, amount | $																										$ 511
Focus Media | Entity controlled by the founder and chairman of Focus Media
Investment
Equity interest (as a percent)																									23.00%						23.00%
Entity controlled by the founder and chairman of Focus Media
Investment
Ownership to be acquired (as a percent)																									10.00%	10.00%
Tokopedia | Preferred shares
Investment
Cash consideration										¥ 3,443	$ 500																	¥ 2,920	$ 445
Value of the shares agreed to subscribe | $																													$ 500
Period for additional investment from initial investment																												24 months	24 months
Equity interest on diluted basis (as a percent)										29.00%	29.00%
Onshore Retail Fund and the Offshore Retail Fund
Investment
Cost of equity interest																									¥ 867
Onshore Retail Fund
Investment
Equity interest (as a percent)																									20.00%						20.00%
Amount committed																																										¥ 1,600
Cost of equity interest									¥ 922								¥ 462										¥ 922	¥ 462
Offshore Retail Fund
Investment
Equity interest (as a percent)																									10.00%						10.00%
Amount committed | $																																					$ 200
Cost of equity interest | $																															$ 84				$ 78	$ 77
Huatai Securities
Investment
Percentage of equity interest acquired												3.00%
Cash consideration												¥ 3,500
ZTO Express
Investment
Percentage of equity interest acquired													8.00%	8.00%
Cash consideration													¥ 7,114	$ 1,100
Huitongda
Investment
Percentage of equity interest acquired															20.00%	20.00%
Cash consideration															¥ 4,500
Shiji Retail
Investment
Percentage of equity interest acquired															38.00%	38.00%
Cash consideration															¥ 3,062	$ 486
Wanda Film
Investment
Percentage of equity interest acquired																	8.00%
Cash consideration																	¥ 4,676
Easyhome
Investment
Percentage of equity interest acquired																	10.00%
Cash consideration																	¥ 3,635
Equity interest converted from registered capital (as a percent)		10.00%
Sun Art
Investment
Equity interest (as a percent)																		31.00%																			31.00%
Purchase consideration																		¥ 2	$ 2
Allocated to net assets acquired																		¥ 12,999
Direct ownership of investee upon completion of transaction (as a percent)																		21.00%																			21.00%
Sun Art | A-RT Retail Holdings Limited
Investment
Cost of equity interest																																						¥ 16,264	$ 19,303
Sun Art | Amortizable intangible assets
Investment
Difference between equity method carrying amount and underlying equity in net assets																		¥ 2,499
Sun Art | Goodwill
Investment
Difference between equity method carrying amount and underlying equity in net assets																		2,953
Sun Art | Deferred tax liabilities
Investment
Difference between equity method carrying amount and underlying equity in net assets																		¥ 2,187
China Unicom | Ordinary Shares
Investment
Percentage of equity interest acquired																				2.00%
Cash consideration																				¥ 4,325
Best Logistics
Investment
Equity interest (as a percent)																				28.00%	23.00%																			28.00%	23.00%
Purchase consideration																					¥ 657	$ 100
Allocated to net assets acquired																				¥ 629	1,035
Cost of equity interest																					¥ 1,679																				$ 256
Fair value of investment securities accounted for under the equity method																				1,420																				$ 215
Cash consideration for convertible senior notes subscribed | $				$ 100
Interest rate of convertible senior notes subscribed				1.75%
Best Logistics | Subsequent event
Investment
Cash consideration for convertible senior notes subscribed | $	$ 150
Interest rate of convertible senior notes subscribed	4.50%
Best Logistics | Cainiao Network
Investment
Equity interest (as a percent)																					5.00%																				5.00%
Best Logistics | Amortizable intangible assets
Investment
Difference between equity method carrying amount and underlying equity in net assets																				652	¥ 1,072
Best Logistics | Goodwill
Investment
Difference between equity method carrying amount and underlying equity in net assets																				270	443
Best Logistics | Deferred tax liabilities
Investment
Difference between equity method carrying amount and underlying equity in net assets																				¥ 131	¥ 214